Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

Convertible Notes/Debentures

As of September 30, 2020, the Company had approximately $23 million aggregate principal amount of convertible notes and debentures (collectively, the “Convertible Notes”) outstanding that were issued pursuant to securities purchase agreements (or, in the case of the Settlement Notes (as defined herein), the Settlement Agreement (as defined herein)) entered into with numerous investors.

The Convertible Notes are convertible at any time, at the holder’s option, into shares of the Company’s common stock at an initial conversion price, subject to certain beneficial ownership limitations (which vary between maximum ownership of between 4.99% and 9.99%). The conversion price of the Convertible Notes is also generally subject to adjustment due to certain events, including stock dividends, stock splits and in connection with the issuance by the Company of common stock or common stock equivalents at an effective price per share lower than the conversion price then in effect. The conversion price for each of the Company’s outstanding Convertible Notes is currently $0.20 per share. In addition, approximately $5.3 million aggregate principal amount of the Company’s Convertible Notes will be subject to mandatory conversion in connection with the completion of a future financing in the amount of at least $15 million, subject to the beneficial ownership limitations described above.

The Convertible Notes generally have terms of six months to one year and mature between August 2, 2019 and January 7, 2021, unless earlier converted or repurchased. The Convertible Notes each accrue interest at a rate of 10% per annum, subject to increase to 18% per annum upon and during the occurrence of an event of default with respect to certain of the Convertible Notes. Interest is payable in cash or, with respect to certain of the Convertible Notes, and at the holder’s option, in shares of common stock based on the conversion price then in effect.

Pursuant to the terms of the Settlement Notes, the Company is required to make an offer to repurchase, at the holder’s option, the Settlement Notes at price in cash equal to 100% of the aggregate principal amount of the Settlement Note plus accrued and unpaid interest, if any, to, but excluding, the date of repurchase following the consummation by the Company of a financing transaction, or a series of transactions, resulting in aggregate gross proceeds to the Company in excess of $7.5 million. Generally, the Company otherwise does not have the right to prepay any of the Convertible Notes without the prior written consent of the holders of such securities.

The Convertible Notes contain a number of affirmative and negative covenants and customary events of default. As of September 30, 2020, approximately $13.2 aggregate principal amount of our Convertible Notes were in default. See “Forbearance Agreements” below.

The securities purchase agreements and Settlement Agreement, as applicable, also generally contain certain ongoing covenants of the Company, including rights of participation in certain future financing transactions, limitations on future variable rate transactions and “at-the-market” offerings and “most favored nation” provisions giving holders of certain of the Convertible Notes the benefit of any terms or conditions under which the Company agrees to issue or sell any common stock or common stock equivalents that are more favorable to an investor than the terms and conditions granted to such holder under the applicable securities purchase agreement and the transactions contemplated thereby.

The Convertible Notes are senior obligations of the Company. In addition, approximately $8.9 million aggregate principal amount of the Convertible Notes are secured by a first priority security interest in substantially all of the assets of the Company and its subsidiaries. Convertible Notes are also secured by individual pledges by certain of our current and former officers and directors of our common stock owned by such officer and directors.

For additional information about the Convertible Notes, see Note 4, Debt to the Company’s audited consolidated financial statements included in the Company’s Form 10-K for the year ended December 31, 2019.

Forbearance Agreements

Effective as of June 23, 2020, the Company entered into Standstill and Forbearance Agreements (collectively, the “Forbearance Agreements”) with the holders of $13.2 million aggregate principal amount of the Convertible Notes (the “Default Notes”), which are currently in default. Pursuant to the Forbearance Agreements, the holders of the Default Notes have agreed to forbear from exercising their rights and remedies under the Default Notes (including declaring such Default Notes (together with any default amounts and accrued and unpaid interest) immediately due and payable) until the earlier of (i) the date that the Company completes a future financing in the amount of $15 million and, in connection therewith, commences listing on NASDAQ (collectively, the “New Financing”) or (ii) January 31, 2021 (the “Termination Date”). As a result of the ongoing default, the Default Notes are currently accruing interest at the default rate of 18% per annum and have accrued additional default amounts of approximately $3.9 million in the aggregate as of September 30, 2020.

The obligations of the holders to forbear from exercising their rights and remedies under the Default Notes pursuant to the Forbearance Agreements will terminate on the earliest of (i) the Termination Date, (ii) the date of any bankruptcy filing by the Company or its subsidiaries, (iii) the date on which the Company defaults on any of the terms and conditions of the Forbearance Agreements or (iv) the date the Forbearance Agreements are otherwise terminated or expire.

The Forbearance Agreements contain various customary and other representations, warranties and covenants of the Company and the holders of the Default Notes, including an agreement that the Default Notes (together with default amounts and accrued and unpaid interest) will be converted into common stock upon the closing of a New Financing at a conversion price equal to the lesser of (i) the conversion price in effect for the Default Notes on the date of such New Financing or (ii) 75% of the lowest per share price at which common stock is or may be issued in connection with such New Financing, in each case, subject to certain beneficial ownership limitations (with a maximum ownership limit of 9.99%). Shares of the Company’s preferred stock, which are convertible into the Company’s common stock, will be issued in lieu of common stock to the extent that conversion of the Default Notes is prohibited by such beneficial ownership limitations.

Settlement Notes

On June 19, 2020, the Company entered into a settlement agreement (the “Settlement Agreement”) with Empery Asset Master Ltd., Empery Tax Efficient, LP and Empery Tax Efficient II, LP (collectively, the “Empery Funds”), Anthony Cataldo and Paul Kessler resolving all remaining disputes between the parties pertaining to certain Convertible Notes and warrants to purchase common stock of the Company (collectively, the “Original Securities”) issued by the Company to the Empery Funds in January 2018 pursuant to a securities purchase agreement. In connection with the Settlement Agreement, the Company issued Convertible Notes in an aggregate principal amount of $450,000 (the “Settlement Notes”) to the Empery Funds on June 19, 2020. The Settlement Notes are convertible at any time, at the holder’s option, into shares of our common stock at an initial conversion price of $0.20 per share, subject to certain beneficial ownership limitations (with a maximum ownership limit of 4.99%).

The Settlement Notes mature on December 19, 2020, unless earlier converted or repurchased. The terms of the Settlement Notes are generally the same as the Company’s other Convertible Notes, except that the Company is required to make an offer to repurchase, at the option of each holder, the Settlement Notes at price in cash equal to 100% of the aggregate principal amount of the Settlement Notes plus accrued and unpaid interest, if any, to, but excluding, the date of repurchase following the consummation by the Company of a financing transaction, or a series of transactions, resulting in aggregate gross proceeds to the Company in excess of $7.5 million.

Fiscal 2019 and Fiscal 2020 Convertible Notes Transactions

On February 4, 2019, the Company entered into a securities purchase agreement with certain purchasers pursuant to which it issued secured Convertible Notes in an aggregate principal amount of $1,352,224, consisting of gross proceeds of $1,052,224 and settlement of existing debt of $300,000, which Convertible Notes were convertible into common stock at an initial conversion price of $0.60 per share.

On May 22, 2019, the Company entered into a securities purchase agreement with certain purchasers pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $1,300,000, which Convertible Notes were convertible into the Company’s common stock at an initial conversion price of $0.35 per share.

Between July 31 and August 28, 2019, the Company entered into a securities purchase agreement with certain purchasers pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $975,000, which Convertible Notes are convertible into the Company’s common stock at an initial conversion price of $0.20 per share.

On December 19, 2019, the Company entered into a securities purchase agreement with one purchaser pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $200,000, which Convertible Notes are convertible into the Company’s common stock at an initial conversion price of $0.20 per share.

On January 30, 2020, the Company entered into a securities purchase agreement with one purchaser pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $200,000, which Convertible Notes are convertible into the Company’s common stock at an initial conversion price of $0.20 per share.

Between April 20 and May 7, 2020, the Company entered into a securities purchase agreement with certain purchasers pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $2,017,000, which Convertible Notes are convertible into the Company’s common stock at an initial conversion price of $0.20 per share.

On June 19, 2020, the Company entered into the Settlement Agreement pursuant to which the Company issued the Settlement Notes in an aggregate principal amount of $450,000, which Settlement Notes are convertible into the Company’s common stock at an initial conversion price of $0.20 per share.

On July 7, 2020, the Company entered into a securities purchase agreement with certain purchasers pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $3,190,000, which Convertible Notes are convertible into the Company’s common stock at an initial conversion price of $0.20 per share.

On September 16, 2020, the Company entered into a securities purchase agreement with certain purchasers pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $250,000, which Convertible Notes are convertible into the Company’s common stock at an initial conversion price of $0.20 per share.

Gemini Financing Agreement

On November 8, 2010, the Company entered into a financing arrangement with Gemini Pharmaceuticals, Inc., a product development and manufacturing partner of the Company, pursuant to which Gemini Pharmaceuticals made a $250,000 strategic equity investment in the Company and agreed to make a $750,000 purchase order line of credit facility available to the Company. The outstanding principal of all advances under the line of credit will bear interest at the rate of interest of prime plus 2% per annum. There is $31,000 due on this credit line at September 30, 2020.

Convertible Notes

On January 22, 2018, the Company entered into a Securities Purchase Agreement (“SPA”) with fourteen accredited investors (individually, a “Buyer” and collectively, the “Buyers”) pursuant to which the Company agreed to issue to the Buyers senior convertible notes in an aggregate principal amount of $7,760,510 (the “Notes”), which Notes shall be convertible into the Company’s common stock, par value $0.001 per share (the “Common Stock”) at a price of $4.58 per share, and five-year warrants to purchase the Company’s Common Stock representing the right to acquire an aggregate of approximately 1,694,440 shares of Common Stock (the “Warrants”).

Pursuant to the terms of SPA the Notes were subject to an original issue discount of 10% resulting in proceeds to the Company of $7,055,000 from the transaction.

Upon the purchase of the Notes, the Buyers received Warrants to purchase 1,694,440 shares of Common Stock. Such Warrants are exercisable for (5) years from the date the shares underlying the Warrants are freely saleable. The initial Exercise Price is $4.58. According to the terms of the warrant agreement, the Warrants are subject to certain adjustments depending upon the price and structure of a subsequent financing, including a qualified financing with gross proceeds of at least $20 million, as defined in the agreements.

The issuance of the Notes and Warrants were made in reliance on the exemption provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act.

Contemporaneously with the execution and delivery of the SPA, the Company and the Buyers executed and delivered a Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company has agreed to provide certain registration rights with respect to the Registrable Securities under the 1933 Act and the rules and regulations promulgated thereunder, and applicable state securities laws.

Senior Convertible Debentures

On August 2, 2018, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement with the purchasers identified on the signature pages thereto (individually, a “Purchaser,” and collectively, the “Purchasers”) pursuant to which the Company issued to the Purchasers one year 10% Senior Convertible Debentures in an aggregate principal amount of $5,140,000 (the “Debentures”), which Debentures shall be convertible into the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a price of $2 per share. The Company used a portion of these proceeds to repay $4.4 million of the notes issued on January 22, 2018. Additionally, the remaining $3.3 million of the notes issued on January 22, 2018 were converted into the Debentures at the same terms discussed above.

On September 7, 2018, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement with the purchasers identified on the signature pages thereto (individually, a “Purchaser,” and collectively, the “Purchasers”) pursuant to which the Company has issued to the Purchasers one year 10% Senior Convertible Debentures in an aggregate principal amount of $2,050,000 (the “Debentures”), which Debentures shall be convertible into the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial price of $2 per share.

On September 24, 2018, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement with the purchasers identified on the signature pages thereto (individually, a “Purchaser,” and collectively, the “Purchasers”) pursuant to which the Company has issued to the Purchasers one year 10% Senior Convertible Debentures in an aggregate principal amount of $800,000 (the “Debentures”), which Debentures shall be convertible into the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial price of $2 per share.

On February 4, 2019, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the 15 purchasers (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on February 4, 2019, Secured Convertible Notes in an aggregate principal amount of $1,352,224 (the “Notes”), consisting of gross proceeds of $1,052,224 and settlement of existing debt of $300,000, which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.60 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on August 2, 2019. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

Contemporaneously with the execution and delivery of the Purchase Agreement, on February 4, 2019, the Company and certain of its wholly-owned subsidiaries entered into a Security Agreement (the “Security Agreement”) with Alpha Capital Anstalt, as collateral agent on behalf of the Purchasers, and with the Purchasers, pursuant to which the Purchasers have been granted a first-priority security interest in substantially all of the assets of the Company and such subsidiaries securing (i) an aggregate principal amount of $1,352,224 of Notes and (ii) an aggregate principal amount of $9,058,962 of the Company’s 10% Senior Convertible Debentures issued on August 2, 2018, September 7, 2018 and September 24, 2018 held by such Purchasers.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 14 days after February 4, 2019, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement. The Form S-3 was filed by the Company on February 14, 2019 and became effective on March 11, 2019.

On May 22, 2019, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the ten purchasers (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on May 22, 2019, Secured Convertible Notes in an aggregate principal amount of $1,300,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.35 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on November 22, 2019. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days after May 22, 2019, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement. The Form S-1 was filed by the Company on June 21, 2019 and became effective on July 12, 2019.

Between July 31 and August 28, 2019, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the eleven purchasers (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, Secured Convertible Notes in an aggregate principal amount of $975,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.20 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature between January 31 and February 28, 2020. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement. The Form S-1 was filed by the Company on September 13, 2019 and became effective in October 2, 2019.

On December 19, 2019, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the one purchaser (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on December 19, 2019, Secured Convertible Notes in an aggregate principal amount of $200,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.20 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on August 19, 2020. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days after December 19, 2019, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement.

Financing Agreement

On November 8, 2010, the Company entered into a financing arrangement with Gemini Pharmaceuticals, Inc., a product development and manufacturing partner of the Company, pursuant to which Gemini Pharmaceuticals made a $250,000 strategic equity investment in the Company and agreed to make a $750,000 purchase order line of credit facility available to the Company. The outstanding principal of all Advances under the Line of Credit will bear interest at the rate of interest of prime plus 2 percent per annum. There is $31,000 due on this credit line at December 31, 2019 .